Note 16 - Derivative Financial Instruments (Detail) (USD $)	0 Months Ended				12 Months Ended								12 Months Ended			0 Months Ended		12 Months Ended	48 Months Ended	60 Months Ended				12 Months Ended
	Jan. 21, 2016	Jul. 14, 2013	Jan. 21, 2011	Jul. 09, 2009	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Jul. 08, 2009 First Two Contracts [Member] Eurobank [Member]	Jan. 21, 2011 Last Contract [Member] Eurobank [Member]	Dec. 31, 2011 Swap One [Member]	Dec. 31, 2011 Swap Two [Member]	Dec. 31, 2011 Swap Three [Member]	Dec. 31, 2009 Forward Contracts [Member] Minimum [Member]	Dec. 31, 2010 Forward Contracts [Member] Maximum [Member]	Dec. 31, 2008 Forward Contracts [Member]	Jul. 08, 2014 Eurobank [Member]	Jul. 14, 2008 Eurobank [Member]	Dec. 31, 2011 Eurobank [Member]	Jul. 08, 2013 Eurobank [Member]	Jan. 21, 2016 Eurobank [Member]	Jul. 14, 2013 Eurobank [Member]	Jan. 31, 2011 Eurobank [Member]	Jul. 08, 2009 Eurobank [Member]	Dec. 31, 2010 Put Option [Member]	Dec. 31, 2010 Call Option [Member]
Derivative, Number of Instruments Held					3	3	3								6		3					3	3
Derivative, Inception Date			Jan. 21, 2011	Jul. 08, 2009													Jul. 14, 2008		Jul. 08, 2009	Jan. 21, 2011	Jul. 14, 2008
Derivative Liability, Notional Amount (in Dollars)								$ 25,000,000	$ 10,000,000
Derivative, Fixed Interest Rate										3.99%	2.88%	2.29%
Derivative, Remaining Maturity													480 days	485 years				5 years						360 days	360 days
Derivative, Maturity Date	Jan. 21, 2016	Jul. 14, 2013														Jul. 08, 2014
Average Time Charter Equivalent Per Day (in Dollars)													11,350	11,430
Derivative, Description of Terms					The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.The Company received a payment if the average BPI for the month was below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month was greater than the contract rate the Company made a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.
Option Indexed to Issuer's Equity, Strike Price (in Dollars per Day)						16,500																			23,500
Derivative, Gain (Loss) on Derivative, Net (in Dollars)						$ 336,552